INCOME TAXES (Details Narrative) - Genesis Unicorn Capital Corp [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Effective tax rate	3.20%	0.00%	(78.80%)	0.00%
Statutory income tax rate			21.00%